Loans receivable, net of allowances - Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	$ 28,981	$ 10,971
Consumer Loan
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	28,981	10,971
Total past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	16,159	3,984
1-30 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	2,590	1,365
31-60 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,402	1,218
61-90 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,218	389
91-120 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,202	212
121-150 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,361	139
151-180 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,504	101
181-210 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,293	82
211-240 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,311	65
241-270 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,344	73
271-300 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,141	95
301-330 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	960	122
331-360 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	833	123
To become due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	$ 12,822	$ 6,987